INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories consisted of the following:

	As of December 31,
	2010	2011
Raw materials	$7,233	$12,026
Work-in-progress	7,752	19,417
Finished goods	2,292	13,908

Total	$17,277	$45,351